Financial instruments by category - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Current financial assets available-for-sale	$ 194	$ 3,828
Borrowings	501,132	479,732
Fair value
Disclosure of fair value measurement of assets [line items]
Current financial assets available-for-sale	194	3,828
Settlement receivables	31,898	34,361
Derivative financial assets	7,357	5,597
Term loan
Disclosure of fair value measurement of assets [line items]
Borrowings	131,842	$ 197,761
Term loan | Fair value
Disclosure of fair value measurement of assets [line items]
Borrowings	$ 133,333